Note 28 - Related Parties - Outstanding Balances and Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		$ 924	$ 1,267
Related to payables	[1]	(28,864)	(624)
Accounts receivable from 360 Mobile Security Limited [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA			770
Technology, other, and advertising revenue from 360 Mobile Security Limited [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd			3,069
Distribution prepayment from 360 Mobile Security Limited [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		15,527	10,420
Marketing and distribution expense to 360 Mobile Security Limited [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(25,767)	(7,522)	(8,416)
Trade and other payables to 360 Mobile Security Limited [member]
Statement Line Items [Line Items]
Related to payables		(2,760)
Software license fees to 360 Mobile Security Ltd. [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(500)
Other payables to Bejing Kunlun Tech [member]
Statement Line Items [Line Items]
Related to payables		(177)	(169)
Office facilities expense to Beijing Kunlun Tech [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(1,545)	(1,072)	(1,425)
Trade and other payables to Mobimagic Co., Ltd. [member]
Statement Line Items [Line Items]
Related to payables		(436)
Technology licensing and other revenue from Beijing Kunlan Tech Co Ltd [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		13
Other payables to Mobi Magic (Beijing) Information Technology Co., Ltd. [member]
Statement Line Items [Line Items]
Related to payables		(25,598)
Professional services to Beijing Kunlun Tech Co., Ltd. [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(30)
Trade receivables with Mobi Magic (Beijing) Information Technology Co., Ltd. [Member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		303
Professional investment advisory services with Kunlun Group Limited [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(436)
Revenue share liability to nHorizon Innovation [member]
Statement Line Items [Line Items]
Related to payables		(23)
Professional services to Beijing Kunlun Lexiang Network Technology Co., Ltd. [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(79)
Professional service receivable from nHorizon Innovation [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		146
Professional services to Beijing Kunlun Online Network Tech Co., Ltd [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(125)
Professional service payable to nHorizon Innovation [member]
Statement Line Items [Line Items]
Related to payables		(543)	(979)
Professional services to Beijing Xianlaihuyu Network Tech Co., Ltd [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(39)
Loans receivable from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA			1,779
Advertising revenue from Kunlun Global International [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		2	68
Trade receivable from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		17,450	4,271
Technology licensing and other revenue from Mobi Magic (Beijing) Information Technology Co., Ltd. [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		303
Trade payable from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Related to payables			(455)
Cost or revenue to Mobimagic Co., Ltd [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(25,598)
Contract liability from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Related to payables		(6,274)
Professional services to Mobimagic Co., Ltd [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(325)
Trade receivable from Paycom Nigeria Limited [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		1,466
Technology and other revenue from nHorizon Innovation [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		146	(18)	387
Trade and other payables to Paycom Nigeria Limited [member]
Statement Line Items [Line Items]
Related to payables		(26)
Investment to nHorizon Innovation (Beijing) Software Ltd [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd				(770)
Loans receivable from Powerbets Holding Limited [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		3,039	2,567
Cost of revenue to nHorizon Innovation [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(38)	(45)	(72)
Trade receivable from Powerbets Holding Limited [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		6,579	4,369
Professional services to nHorizon [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(156)	(941)	(513)
Trade receivable from Starmaker Entertainment Technology India Pvt., Ltd. [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		22
Aqcuisition cost to Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd			(9,500)
Other receivables from Wisdom Connection III Holding Inc. [member]
Statement Line Items [Line Items]
Receivable from Otello Corporation ASA		500
Investment to Opay Digital Services Limited (HK) [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		(7,131)		(4,969)
License fee (cost of revenue) to Opay Digital Services Limited (HK) [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd			(455)
Technology and other revenue from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		15,960	10,899	2,829
Interest income from Opay Digital Services Limited (HK) [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		323
Advertising revenue from Paycom Nigeria Limited [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		1,565
Technology, other, and advertising revenue from Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		2,210	4,369
Investment to Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd				(310)
Investment to Starmaker Interactive [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd			(30,000)
Professional services to Starmaker Interactive [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		150	175	16
Other revenue from Wisdom Connection III Holding Inc. [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		8
Disposal of shares in associates from Wisdom Connection III Holding Inc. [member]
Statement Line Items [Line Items]
Mobimagic Digital Technology Ltd		$ 500

[1]	See Note 26 for more information.